----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                                                    Expires:    October 31, 2003
                                                    Estimated average burden
                                                    hours per response .....23.5
                                                    ----------------------------
                                                            SEC USE ONLY
                                                    ----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2001.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [X]; Amendment Number: One

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     40 Fulton Street, 24th Floor, New York, New York  10038
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 587-2900
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 15TH day of MARCH, 2002.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 51
Form 13F-HR Information Table Value Total: $87,819,925.00

Deutsche Bank
ACCOUNT HOLDINGS
CRAMER,  BERKOWITZ PARTNERS L.P.
CRAMER, BERKOWITZ PARTNERS L.P./106-01476
December 31, 2001

                                                                                   Market
Date                   Quantity      Cusip        Security                         Value
------------           --------      -----        ------------------------------   --------

COMMON STOCK
------------
12-26-01               200000      04033V104      ARIBA INC                         1232000
12-18-01               200000      055921100      BMC SOFTWARE INC                  3274000
12-26-01               150000      111621108      BROCADE COMMUNICATIONS            4968000
12-19-01               125000      15101Q108      CELESTICA INC.                    5048750
12-31-01                75000      191216100      COCA COLA CO                      3536250
12-13-01               300000      204493100      COMPAQ COMPUTER CORP              2928000
12-28-01                50000      278642103      EBAY INC                          3345000
12-19-01              1000000      268648102      EMC CORP-MASS                    13440000
12-11-01               250000      45678T102      INFOSPACE.COM                      512500
12-27-01               250000      458140100      INTEL CORP                        7862500
12-28-01                50000      459200101      INTL BUSINESS MACHINES CORP       6048000
12-31-01                50000      501242101      KULICKE & SOFFA INDUSTRIES         857500
12-31-01               200000      549463107      LUCENT TECHNOLOGIES INC           1258000
12-28-01               150000      595112103      MICRON TECHNOLOGY INC             4650000
12-19-01               550000      696642107      PALM INC                          2134000
12-28-01               100000      712713106      PEOPLESOFT INC                    4020000
12-28-01                50000      834182107      SOLECTRON CORPORATION              564000
12-28-01               125000      866810104      SUN MICROSYSTEMS INC              1542500
11-09-99               366400      88368Q103      THE STREET.COM INC                 468992
10-30-95               170000      902673102      UFP TECHNOLOGIES INC               181900
12-27-01               200000      923436109      VERITAS SOFTWARE CORP             8964000
05-19-00                63600      88368Q103      THE STREET.COM INC                  81408
                                                                                   --------
                                                                                   76917300

LONG PUTS
---------
12-27-01                  500        CCRMI        PUT  COUNTRYWIDE  JAN 045 PBW      217500
12-21-01                 2000        JPMMG        PUT  J P MORGAN C JAN 035          180000
12-31-01                 2000        QQQMM        PUT  NASDAQ 100   JAN 039          285000
12-21-01                 1000        PMMW         PUT  POLYMEDICA   JAN17.50PSE      215000
12-31-01                  500        TIFMG        PUT  TIFFANY & CO JAN 035          190000
12-24-01                 1500        AMRME        PUT AMR CORP-DEL JAN 25            450000
12-27-01                  750        ANNOG        PUT ANNTAYLOR STORES CORP MAR 35   277500
12-13-01                  750        AVTME        PUT AVNET INC JAN 25                75000
12-24-01                  600        QGANH        PUT CSG SYS INTL FEB 40            171000
12-28-01                 1750        EMRML        PUT EMERSON ELECTRIC CO JAN 60     595000
12-12-01                 1250        WMBMX        PUT WILLIAMS CO  JAN22.50           34375
                                                                                   --------
                                                                                    2690375

LONG CALLS
----------
12-20-01                 1500        CLSAH        CALL CELESTICA INC JAN 40          397500
12-10-01                 7500        CYQAD        CALL CISCO SYSTEM JAN 020          206250
12-19-01                 1000         CAW         CALL CITIGROUP    JAN47.50         345000
12-10-01                21000        CXQAB        CALL COMPAQ COMP  JAN 010          997500
12-21-01                 2500        CXQAU        CALL COMPAQ COMP  JAN 7.50         568750
12-28-01                 8000        EMCAC        CALL EMC CORP     JAN 015          300000
12-19-01                 7000        EMCAV        CALL EMC CORP     JAN12.50        1032500
12-19-01                 4500        GTXAU        CALL GATEWAY INC  JAN 7.50         393750
12-13-01                 2250        HALAT        CALL HALLIBURTON  JAN12.50         292500
12-28-01                 4000        HALBT        CALL HALLIBURTON CO FEB 12.5       720000
12-20-01                 4500        INQAF        CALL INTEL CORP   JAN 030         1012500
12-26-01                 1500        UFHAG        CALL INTERSIL HLDG CORP JAN 35     165000
12-18-01                 4500        MSQAN        CALL MICROSOFT CP JAN 070          337500
12-27-01                 1000        QQQAN        CALL NASDAQ 100   JAN 040           95000
12-27-01                  500        SWQAB        CALL SANDISK CORP JAN 10           227500
12-26-01                  350        ERQAK        CALL SEPRACOR INC JAN 55           143500
12-19-01                 3000        SUQAB        CALL SUN MICROSYS JAN 010          742500
12-05-01                 2000        DISAD        CALL WALT DISNEY  JAN 020          235000
                                                                                   --------
                                                                                    8212250